Subsequent Events (Details) - Subsequent Event [Member] - USD ($) $ / shares in Units, $ in Thousands	Apr. 16, 2026	Mar. 11, 2026	Jan. 30, 2026	Jan. 22, 2026	Mar. 27, 2026
Subsequent Events [Line Items]
Transfer of ordinary shares			156,064,015	70,600,721
Issuance of shares	946,150
Price per-share (in Dollars per share)	$ 1
Gross proceeds (in Dollars)	$ 946
American Depositary Shares [Member]
Subsequent Events [Line Items]
Issuance of shares					250,000
Pre-Funded Warrants [Member]
Subsequent Events [Line Items]
Price per-share (in Dollars per share)					$ 1
Securities Purchase Agreement [Member]
Subsequent Events [Line Items]
Gross proceeds (in Dollars)		$ 30,210
Securities Purchase Agreement [Member] | Pre-Funded Warrants [Member]
Subsequent Events [Line Items]
Issuance of shares					2,750,000
Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Unit price per share (in Dollars per share)		$ 0.001
Price per-share (in Dollars per share)		$ 0.00212
Class A Ordinary Shares [Member] | Securities Purchase Agreement [Member]
Subsequent Events [Line Items]
Issuance of shares		14,250,000,000